Segment Information - Summary of Net Income (Loss) to Total Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting [Abstract]
Net income (loss)	$ 1,180	$ (6,376)	$ (8,182)	$ (16,175)
Interest expense	16,932	8,961	34,221	24,437
Income tax expense (benefit)	(22,070)	(473)	(21,999)	498
Depreciation and amortization	11,286	4,359	20,359	13,001
EBITDA	7,328	6,471	24,399	21,761
Adjustments [Abstract]
Stock-based compensation	785	568	1,997	1,726
Acquisition-related costs	8,784	174	14,412	474
Settlement and related costs (recoveries)	(52)	1,611	(394)	2,491
Financial instruments revaluation and related losses (gains)	(50)	2,895	(3,410)	(1,178)
Severance, restructuring and other charges	532		532
Other losses (gains)	20	63	320	283
Deferred Rent Expense	621	409	1,525	3,002
Adjusted EBITDA	$ 17,968	$ 12,191	$ 39,381	$ 28,559